ING EQUITY TRUST

ING Large Cap Value Fund

(“Fund”)

Supplement dated July 1, 2013

to the Fund’s Current Prospectuses

(each a “Prospectus” and collectively “Prospectuses”)

Effective June 30, 2013, Vincent Costa was added as a portfolio manager for the Fund.  The Fund’s Prospectuses are hereby revised as follows:

1.	The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Managers
	Robert Kloss	Christopher F. Corapi
	Portfolio Manager (since 04/10)	Portfolio Manager (since 05/11)
Vincent Costa
Portfolio Manager (since 06/13)

2.	The following paragraph is included in the sub-section entitled “Management of the Funds — ING Large Cap Value Fund” of the Fund’s Prospectuses:

Vincent Costa, CFA, Portfolio Manager, and Head of Quantitative Equity Research, is responsible for leading the portfolio implementation effort for all equity index funds and enhanced index funds. Mr. Costa joined ING IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a senior portfolio manager, managing global index and enhanced index products.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING EQUITY TRUST

ING Large Cap Value Fund

(“Fund”)

Supplement dated July 1, 2013

to the Fund’s Current Statements of Additional Information (“SAIs”)

dated September 28, 2012

Effective June 30, 2013, Vincent Costa was added as a portfolio manager for the Fund.  The Fund’s SAIs are hereby revised as follows:

The tables in the subsections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Fund’s SAIs are hereby revised to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Vincent Costa(3)	24	$14,499,210,926	1	$40,896,862	10	$1,228,730,181

As of March 31, 2013.

Ownership of Securities

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Vincent Costa(3)	Large Cap Value Fund	None

As of March 31, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE